INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Tables)	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
Schedule of Carrying Amount of Investment Real Estate, Net
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF DEC. 31, 2025 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$178	6%	$108	3%
Industrial	56	2%	62	1%
Land	807	27%	41	1%
Office	329	11%	1,943	46%
Retail	161	5%	1,529	36%
Apartments	46	2%	406	10%
Single family residential	1,311	43%	8	—%
Other	112	4%	144	3%
Total	$3,000	100%	$4,241	100%

AS OF DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate(1)		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$135	6%	$108	3%
Industrial	14	1%	83	2%
Land	288	11%	35	1%
Office	338	14%	2,090	61%
Retail	186	8%	705	21%
Apartments	47	2%	267	8%
Single family residential	1,343	57%	—	—%
Other	15	1%	150	4%
Total	$2,366	100%	$3,438	100%
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(1)Investment real estate for single family residential property as of December 31, 2025 includes $1.3 billion of real estate fair valued as a result of consolidation of investment company VIE in accordance with ASC 946 (December 31, 2024 – $1.3 billion).